ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2022
ACCRUED EXPENSES
Schedule of accrued expenses

	September 30,	December 31,
	2022	2021
Research contract expenses (note 13)	$381,862	$193,537
Payroll (note 12)	759,833	557,937
Payroll taxes (note 12)	153,552	199,582
Investor Relation firm fees (note 13)	98,000	584,000
Professional fees	115,451	144,377
Other Expenses	61,222	5,976
Total	$1,569,920	$1,685,409